                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
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1.      Name and address of issuer:

        KILICO Variable Annuity Separate Account
        1400 American Lane
        Schaumburg, IL 60196
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2. Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]
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3.      Investment Company Act File Number:       811-03199*

        Securities Act File Number:               333-22375

*Note: The total filing fee, if any, is being paid on the filing for 2-72671, filed on March 27, 2007, Accession Number: 0000950148-07-000058.
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4(a).   Last day of fiscal year for which this Form is filed:  December 31, 2006
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4(b).   [ ]    Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
               Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4(c).   [ ]    Check box if this is the last time the issuer will be filing this
               Form.
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5.      Calculation of registration fee:

(i)        Aggregate sale price of securities sold
           during the fiscal year pursuant to section
           24(f):                                                          $ 399,422,583.30
                                                                           ----------------

(ii)       Aggregate price of securities redeemed or
           repurchased during the fiscal year:            $ 665,182,538.78
                                                          ----------------

(iii)      Aggregate price of shares redeemed or
           repurchased during any prior fiscal year
           ending no earlier than October 11, 1995 that
           were not previously used to reduce
           registration fees payable to the Commission:   $ 218,952,413.43
                                                          ----------------

(iv)       Total available redemption credits [add
           items 5(ii) and 5(iii)]:                                        $ 884,134,952.21
                                                                           ----------------

(v)        Net sales -- if Item 5(i) is greater than
           Item 5(iv) [subtract Item 5(iv) from Item
           5(i)]:                                                          $              0
                                                                           ----------------

(vi)       Redemption credits available for use in
           future years -- if Item 5(i) is less than
           Item 5(iv) [subtract Item 5(iv) from Item
           5(i)]:                                         $(484,712,368.91)
                                                          ----------------

(vii)      Multiplier for determining registration fee
           (See Instruction C.9):                                          x      .00003070
                                                                           ----------------

(viii)     Registration fee due [multiply Item 5(v) by
           Item 5(vii)] (enter "0" if no fee is due):     =                $              0
                                                                           ----------------

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6.      Prepaid Shares

        If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0 . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0 .
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7.      Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                          +$              0
                                                                           ----------------
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8.      Total of the amount of the registration fee due plus any interest due [line 5(viii)
        plus line 7]:

                                                                          =$              0*
                                                                           ----------------

*Note: The total filing fee, if any, is being paid on the filing for 2-72671, filed on March 27, 2007, Accession Number: 0000950148-07-000058.
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9.      Date the registration fee and any interest payment was sent to the
        Commission's lockbox depository:        March 23, 2007

        Method of Delivery:
                      *      Wire Transfer
                      [ ]    Mail or other means
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                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*               /s/ Steven H. Sparks
                                        ----------------------------------------
                                        Steven H. Sparks, CPA, CLU, FLMI
                                        Acting Chief Financial Officer
                                        Assistant Vice President and Controller

Date  March 23, 2007

  *Please print the name and title of the signing officer below the signature.